UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: MARCH 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is rue, correct and complete, and that is is understood that all required times, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	STEPHEN T. B. JABLONSKI
Title:  	CHIEF EXECUTIVE OFFICER
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

STEPHEN T. B. JABLONSKI, New York, NY  MAY 17 , 1999

Report type (Check only one.):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $269,896

                                              Form 13 F information
Table
                                              Value  Shares Sh/
PutInvstOther  Voting Authority
Name of Issuer             Title of Cl  CUSIP (x$1000PRN AM PRN
CalDscreManagerSole    ShareNone

A. T. & T. Corp.               COM    00195710   5155 64000 SH     SOLE
64000
Abbott Laboratories            COM    00282410   4365 93250 SH     SOLE
93250
Alcoa Inc.                     COM    02224910    461 11200 SH     SOLE
11200
Allied Signal                  COM    01951210    275  5600 SH     SOLE
5600
ALZA Corp.                     COM    02261510    539 14100 SH     SOLE
14100
America Online                 COM    02364J10   2837 19300 SH     SOLE
19300
American Express Corp          COM    02581610   2799 23775 SH     SOLE
23775
American Int'l Group           COM    02687410   2870 23800 SH     SOLE
23800
Ameritech Corp.                COM    03095410   1152 20000 SH     SOLE
20000
Arrow International, Inc.      COM    04276410    288 13390 SH     SOLE
13390
Aware, Inc.                    COM    05453N10    470 10000 SH     SOLE
10000
Bell Atlantic Corp.            COM    07785310   1416 27400 SH     SOLE
27400
Boeing Co.                     COM    09702310    201  5938 SH     SOLE
5938
Boston Scientific Corp.        COM    10113710   5297130400 SH     SOLE
130400
Bristol-Myers Squibb Co.       COM    11012210   3347 52200 SH     SOLE
52200
C.R. Bard, Inc.                COM    06738310   3210 63650 SH     SOLE
63650
Carnival Corp.                 COM    14365810   1459 30050 SH     SOLE
30050
Caterpillar                    COM    14912310    257  5600 SH     SOLE
5600
CBS, Inc.                      COM    12490K10   5993146850 SH     SOLE
146850
Chase Manhattan Bank           COM    16161A10   5403 66400 SH     SOLE
66400
Chevron Corp                   COM    16675110   2866 32300 SH     SOLE
32300
CitiGroup                      COM    17296710   5675 88850 SH     SOLE
88850
Coca Cola                      COM    19121610    343  5600 SH     SOLE
5600
Comcast Corp. Cl A             COM    20030020   2265 36000 SH     SOLE
36000
Compaq Computer Corp.          COM    20449310   3735117900 SH     SOLE
117900
Cornerstone US Gov't. Strat  MUT FD   36090830    445353770 SH     SOLE
353770
Daimler Chrysler               COM    D1668R12   4007 46703 SH     SOLE
46703
Data Broadcasting Corp.        COM    23759610    222 16000 SH     SOLE
16000
Diebold, Inc.                  COM    25365110   3516146515 SH     SOLE
146515
Disney (Walt) Co.              COM    25468710   4871156500 SH     SOLE
156500
Dow Jones & Co Inc             COM    26056110    247  5250 SH     SOLE
5250
DuPont                         COM    26353410    325  5600 SH     SOLE
5600
Dura Pharmaceuticals, Inc.     COM    26632S10    211 15000 SH     SOLE
15000
Eastman Kodak                  COM    27746110    357  5600 SH     SOLE
5600
Eclipsys Corp.                 COM    27885610    216 10250 SH     SOLE
10250
Eli Lilly & Co.                COM    53245710    431  5085 SH     SOLE
5085
Endosonics Tech., Inc.         COM    29264K10    208 32000 SH     SOLE
32000
Ethan Allen                    COM    29760210   2439 58700 SH     SOLE
58700
Exxon Corp                     COM    30229010   3228 45750 SH     SOLE
45750
First Virginia Bank            COM    33747710    333  7300 SH     SOLE
7300
Fox Entertainment              COM    35138T10   4345160200 SH     SOLE
160200
General Electric               COM    36960410    619  5600 SH     SOLE
5600
General Electric Co.           COM    36960410   8266 74725 SH     SOLE
74725
General Instrument Corp.       COM    37012010   5141169600 SH     SOLE
169600
General Motors                 COM    37044210    487  5600 SH     SOLE
5600
Gillette Co.                   COM    37576610   5685 95650 SH     SOLE
95650
Goodyear Tire                  COM    38255010    278  5600 SH     SOLE
5600
GTE Corp. w/ Rts.              COM    36232010   1479 24450 SH     SOLE
24450
Guidant Corp.                  COM    40169810   1181 19524 SH     SOLE
19524
Hewlett Packard Co             COM    42823610   5658 83450 SH     SOLE
83450
Hibernia Corp.                 COM    42865610   2429184200 SH     SOLE
184200
Home Depot                     COM    43707610   5213 83750 SH     SOLE
83750
Impath Inc.                    COM    45255G10    716 29225 SH     SOLE
29225
Intel Corp.                    COM    45814010   5448 45830 SH     SOLE
45830
Int'l Business Machine         COM    45920010   4661 26300 SH     SOLE
26300
Intimate Brands Inc.           COM    46115610   5430112850 SH     SOLE
112850
Int'l Paper                    COM    46014610    236  5600 SH     SOLE
5600
J.P. Morgan                    COM    61688010    690  5600 SH     SOLE
5600
Johnson & Johnson              COM    47816010    576  6170 SH     SOLE
6170
Lehman Bros. Hldgs Inc.        COM    52490810   6862114850 SH     SOLE
114850
Liberty Media Group A          COM    00195720   5190 98700 SH     SOLE
98700
Limited Inc.                   COM    53271610    261  6600 SH     SOLE
6600
Lowes Companies Inc.           COM    54866110   4436 73325 SH     SOLE
73325
Lucent Technologies Inc.       COM    54946310   5959 55178 SH     SOLE
55178
M. Stanley D. Witter           COM    61744644   6730 67350 SH     SOLE
67350
McDonald's Corp.               COM    58013510    584 12900 SH     SOLE
12900
MCI Worldcom Inc.              COM    55268B10   5025 56750 SH     SOLE
56750
Medtronic Inc.                 COM    58505510   4418 61480 SH     SOLE
61480
Mellon Bank                    COM    58550910   3881 55150 SH     SOLE
55150
Merck & Co.                    COM    58933110   5376 67100 SH     SOLE
67100
Merrill Lynch & Co. Inc.       COM    59018810   6562 74150 SH     SOLE
74150
Microsoft Corp.                COM    59491810   9370104550 SH     SOLE
104550
Millenium Pharm                COM    59990210    690 22100 SH     SOLE
22100
Minnesota Min'g                COM    60405910    466  6600 SH     SOLE
6600
Miravant Medical Tech.         COM    60469010     72 10500 SH     SOLE
10500
MTA NY Trans Facs Rev Ser.   MUN BD   592598RR    260250000 PRN    SOLE
250000
Muni. Asst. Co. for NYC Ser  MUN BD   626190E6    204200000 PRN    SOLE
200000
New York City Ser D 5.3%  0  MUN BD   649664BS    207200000 PRN    SOLE
200000
New York City Ser H 6.9% 02  MUN BD   649651PN    211200000 PRN    SOLE
200000
N Y ST MTG AGY REV 4.95%  0  MUN BD   649885VV    123120000 PRN    SOLE
120000
Nielsen Media                  COM    65392930    864 35000 SH     SOLE
35000
Novoste Corp.                  COM    67010C10    451 18815 SH     SOLE
18815
NYS Dorm Auth Revs City Uni  MUN BD   649834FV    206200000 PRN    SOLE
200000
NYS Dorm Auth Revs St Univ   MUN BD   6498317B    213200000 PRN    SOLE
200000
NYS Twy Auth Hwy & Brdg Ser  MUN BD   650013CK    386350000 PRN    SOLE
350000
NYS Twy Auth Svc Contract 5  MUN BD   650017AU    204200000 PRN    SOLE
200000
Omnicare, Inc.                 COM    68190410   2477129965 SH     SOLE
129965
Pepsico, Inc.                  COM    71344810   4615117775 SH     SOLE
117775
Perclose, Inc.                 COM    71361C10    372 12000 SH     SOLE
12000
Pitney Bowes Inc.              COM    72447910   4446 69750 SH     SOLE
69750
PLC Systems                    COM    69341D10     61 24000 SH     SOLE
24000
Prime Hospitality Corp. 9.2  CORP BD  741917AC     10 10000 PRN    SOLE
10000
Procter & Gamble               COM    74271810    940  9600 SH     SOLE
9600
Puerto Rico Comwlth. Ser. B  MUN BD   7451442H    338325000 PRN    SOLE
325000
Ralston Purina Grp.            COM    75127730   3420128150 SH     SOLE
128150
Royal Caribbean                COM    V7780T10   2691 69000 SH     SOLE
69000
SBC Communications             COM    78387G10   1632 34600 SH     SOLE
34600
Scientific Atlanta Inc.        COM    80865510   3964145500 SH     SOLE
145500
Sears Roebuck & Co.            COM    81238710   2860 63300 SH     SOLE
63300
St. Jude Medical               COM    79084910   2277 93450 SH     SOLE
93450
Summit Bancorp                 COM    86600510    427 10950 SH     SOLE
10950
TCI Satellite Ent.             COM    87229810    115176150 SH     SOLE
176150
Tiffany & Co.                  COM    88654710    224  3000 SH     SOLE
3000
Time-Warner                    COM    88731510   5767 81450 SH     SOLE
81450
Union Carbide                  COM    90558110    253  5600 SH     SOLE
5600
United Technologies Corp.      COM    91301710    785  5800 SH     SOLE
5800
Viacom Inc. Cl. B              COM    92552430   5946 70850 SH     SOLE
70850
Wal Mart Stores Inc.           COM    93114210   4766 51700 SH     SOLE
51700
Wellpoint Hlth Networks A      COM    94973H10   4378 57750 SH     SOLE
57750
Wesley Jessen                  COM    95101810    606 22000 SH     SOLE
22000
Xerox Corp.                    COM    98412110   5043 96750 SH     SOLE
96750